SCUDDER
                                                                     INVESTMENTS




Scudder Fixed Income Fund

Scudder Income Fund

Scudder Short Duration Fund


Supplement to the currently effective prospectuses

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Effective August 1, 2005, the following replaces the fund's investment objective which appears in the section "The Fund's Main Investment Strategy."


The fund seeks to maximize total return consistent with preservation of capital and prudent investment management, by investing for both current income and capital appreciation.























               Please Retain This Supplement for Future Reference



May 6, 2005